Derivatives and Hedging, Offseting Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	$ (3,910,586)	$ (5,174,129)
Gross Amounts Offset in the Statement of Financial Condition	3,910,586	5,174,129
Net Amounts Presented in the Statement of Financial Condition	0	0
Unrealized currency loss	(97,932)	(284,357)
Total net unrealized gain on open contracts	10,991,449	8,014,894
Future Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(2,280,167)	(4,814,486)
Gross Amounts Offset in the Statement of Financial Condition	2,280,167	4,814,486
Net Amounts Presented in the Statement of Financial Condition	0	0
Forward Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(1,630,419)	(359,643)
Gross Amounts Offset in the Statement of Financial Condition	1,630,419	359,643
Net Amounts Presented in the Statement of Financial Condition	$ 0	$ 0